Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	115.60%
Innovator Equity Defined Protection ETF® - 1 Yr April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
Innovator Equity Defined Protection ETF® - 1 Yr April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $601.51 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(16.80%)